Consolidated Statements of Comprehensive Income / (Loss) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Statement of Comprehensive Income/ (Loss) [abstract]
(Loss)/Profit for the year	₨ 257,079	$ 3,388	₨ 146,990	₨ (42,100)
Items that will not be reclassified subsequently to profit or loss
Re-measurement (loss)/gain on defined benefit obligation	(181)	(2)	(5)	(2,118)
Tax credit/(expense)	12	0	(104)	714
(Loss)/Gain on fair value of financial asset investment	145	2	621	(738)
Items that will be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	8,135	107	2,558	8,217
Tax credit/(expense)	137	2	(610)	340
Gain/(loss) on cash flow hedges recognised during the year	(2,717)	(36)	(2,533)	1,254
Tax (expense)/ credit	896	12	862	(438)
(Gain)/loss on cash flow hedges recycled to profit or loss	3,721	49	1,879	(327)
Tax credit/ (expense)	(1,311)	(17)	(606)	114
Total other comprehensive income for the year, net of income tax	8,837	117	2,062	7,018
Total Comprehensive (Loss)/Income for the year	265,916	3,505	149,052	(35,082)
Total Comprehensive (Loss)/Income attributable to:
Equity holders of the parent	216,362	2,852	114,005	(52,950)
Non-controlling interests	49,554	653	35,047	17,868
Total comprehensive income /(loss) for the year	₨ 265,916	$ 3,505	₨ 149,052	₨ (35,082)